Commitments and Contingencies (Litigation and Environmental) (Narrative) (Details) BRL in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2010 BRL	Sep. 30, 2016 USD ($) Sites	Sep. 30, 2016 BRL Sites	Sep. 30, 2015 USD ($)
Environmental [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies		$ 81.4		$ 80.6
Approximate number of sites on which settlement has not been reached | Sites		33	33
Accrual for environmental loss contingencies, Maximum payout period		P30Y0M
Environmental [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss		$ 81.0
Environmental [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss		95.0
Alleged Anticompete Litigation [Member]
Loss Contingencies [Line Items]
Civil fines imposed	BRL 179.2	55.0
Provision for litigation		0.0
Maximum of loss contingency range subject to interest		$ 55.0	BRL 179.2